RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Balances And Transactions
Salaries and benefits	$ 454	$ 664
Stock-based compensation	361	442
Total	$ 815	$ 1,106